[GRAPHIC]
OPPENHEIMER
AMT-FREE
NY MUNICIPALS

March 31, 2003

       Oppenheimer
       AMT-Free New York
       Municipals
                                                               Semiannual
                                                                 Report
                                                               ----------
                                                                Management
                                                              Commentaries



                                                                       [GRAPHIC]
                                                                       Hand Logo

Fund Highlights

Performance Update

Investment Strategy Discussion

Financial Statements

"Oppenheimer AMT-Free New York Municipals continues to provide one of the highest yields in its peer group of New York Municipal Debt funds, without subjecting shareholders to the alternative minimum tax." 1

                                                                          [LOGO]
                                                             OPPENHEIMERFUNDS(R)
                                                         The Right Way to Invest

HIGHLIGHTS
--------------------------------------------------------------------------------

Fund Objective
Oppenheimer AMT-Free New York Municipals seeks the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with the preservation of capital.

Fund Highlight
As of March 31, 2003, the Fund's Class A shares provided a distribution yield of 5.56% (without sales charges), higher than the 3.98% average distribution yield of the 109 New York Municipal Debt funds, calculated by Lipper, Inc. 1



Cumulative Total Returns*

          For the 6-Month Period
          Ended 3/31/03

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   -0.97%       -5.67%
---------------------------------
Class B   -1.35        -6.17
---------------------------------
Class C   -1.36        -2.32


---------------------------------

Average Annual Total Returns*

          For the 1-Year Period
          Ended 3/31/03

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A    5.43%        0.42%
---------------------------------
Class B    4.62        -0.37
---------------------------------
Class C    4.61         3.61


---------------------------------
Standardized Yields 2

          For the 30-Days
          Ended 3/31/03
---------------------------------
Class A    4.93%
---------------------------------
Class B    4.39
---------------------------------
Class C    4.38

    CONTENTS

 1  Letter to Shareholders

 2  An Interview
    with Your Fund's
    Managers

 8  Financial
    Statements

27  Trustees and Officers


1. Lipper calculations do not reflect sales charges, but do assume the reinvestment of dividends and capital gains distributions. The investment return and principal value of an investment in the Fund will fluctuate with market conditions, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Distribution yield at Net Asset Value (NAV) (based on last distribution) is annualized and divided by period-end NAV. As of 3/31/03, Oppenheimer AMT-Free New York Municipals (Class A shares) provided a distribution yield of 5.29% at Maximum Offering Price (with sales charges). Falling NAVs will tend to artificially raise yields. As of 3/31/03, Lipper, Inc. ranked the Fund's total return #92/100funds, #69/82 funds and #33/40 funds for the one-, five- and 10-year periods, respectively. Lipper ranking is for the Class A share class only; other classes may have different performance characteristics. Rankings are relative peer group ratings and do not necessarily mean that the fund had high total returns. Past performance is no guarantee of future results.
2. Standardized yield is based on net investment income for the 30 day period ended 3/31/03. Falling share prices will tend to artificially raise yields.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 6 for further details.

LETTER TO SHAREHOLDERS

Dear Shareholder,



It is nearly impossible to reflect on the past six months without thinking about the war with Iraq. We experienced a range of emotions in the days leading up to the war and especially as the media brought the war into our homes, as never before.
   At OppenheimerFunds, we face the difficult task of looking beyond the war to see its long-term impact, together with other factors, on the global economy, the financial markets and, in the end, your investment with us. It's a responsibility that we take very seriously and becomes our primary focus during uncertain times like these.
   It is our strong belief that investors can be well served by this professional insight and by the guidance provided by a financial advisor. In partnership with OppenheimerFunds, your financial advisor can help you navigate through this volatile and sometimes unpredictable environment. We encourage you to continue to work closely with your advisor to develop and implement an investment plan that fits your goals and risk tolerance.
   On our end, we continue to be the home to some of the most experienced and talented investment professionals in the industry. They remain focused on proven methods that drive informed, intelligent investment decisions. It is an approach we are proud of and one that has served investors well in a variety of market conditions.
   We've found that in good times and bad, the fundamental principles of investing remain key for financial success. These principles--investing according to your goals, diversifying your portfolio and benefiting from the value of professional investment advice--are simple ideas that have proven themselves over time, and, we believe, will prove themselves again.
   We thank you for your continued confidence in OppenheimerFunds and encourage you to visit our website, www.oppenheimerfunds.com, or speak with your advisor for up to date information on your investments and the markets.

Sincerely,



/S/ JOHN V. MURPHY
John V. Murphy
April 22, 2003

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.


[PHOTO]

John V. Murphy
President
Oppenheimer
AMT-Free New York Municipals



                  1 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Q

How did Oppenheimer AMT-Free New York Municipals perform during the six months ended March 31, 2003?
A. We're pleased with the Fund's results during this period, which was one of significant transition. We successfully restructured the portfolio to generate tax-free income not subject to the alternative minimum tax (AMT). At the same time, we guided the Fund to one of the highest yields of any New York State-specific tax-exempt fund, while reducing its overall risk level. Impacted by these changes, the Fund's total return lagged that of its peer group, but we believe the progress in other areas more than outweighed this short-term underperformance. 3

Why did you choose to eliminate AMT bonds at this time?
An increasing number of individuals are, or soon will be, subject to this federal tax. Originally intended to ensure that the wealthy pay at least some annual income taxes, the AMT is now a concern for middle-class taxpayers because incomes have risen faster than the AMT threshold. This is especially true in high-tax states like New York and for residents of New York City. Unfortunately, the lower marginal federal income tax brackets instituted in 2002 will only exacerbate the problem. By eliminating AMT-related bonds, the Fund will help shareholders preserve more of the income garnered from their investments.
   The one potential drawback to investing in only AMT-free municipal bonds is that, generally speaking, they offer lower yields than comparable AMT bonds. To overcome this, we apply yield-enhancing strategies developed over years of focusing on municipal securities.

What are your key strategies?
For starters, we stress current yield over price appreciation. In fixed-income portfolio management, we believe yield is the key to attractive total returns in the long run. With that in mind, we

[SIDEBAR]
Portfolio Management Team
Ron Fielding
Dan Loughran



3. The Fund's performance is compared to the 0.31% six-month average total return of the funds in the Lipper New York Municipal Debt fund category.

                  2 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS seek to generate superior long-term returns by capturing as much current yield as prudently possible.
   Toward that end, we diversify the portfolio with higher yielding, smaller and lesser-known issues that the average investor has neither the time nor expertise to research. Although these bonds may be unrated, this doesn't mean they are poor credit risks. Our research-intensive approach seeks to uncover value in all segments of the municipal market.

What are premium callable bonds and why do you like them?
The addition of premium-coupon, callable bonds is another important strategy in our approach. When a premium-coupon bond approaches the first call date, the market acts as if the issuer is sure to exercise the optional call, resulting in attractive buying opportunities. Yet many such bonds remain outstanding long after the first call date, providing high yield with very little price volatility--since the combination of an above-market coupon and the bond's call features reduce interest rate risk.

Please give an example of a "poorly understood" bond that has been added to the Fund's portfolio during the period. Tobacco bonds, typically rated as investment-grade, offer higher yields than similarly rated bonds. Since the concept of securitizing a state's share of legal settlements from tobacco-related lawsuits is a new trend in the municipal bond market, issuers must increase yields to attract investors, despite their strong credit ratings.
   Another sector that offers higher yields than the actual credit risk involved is higher education. Credit rating agencies often assign low credit ratings to bonds in this sector, yet defaults are rare. In this category, we also seek added layers of security--for example, a first mortgage on property--that further mitigates credit risk.

[SIDEBAR]
"We believe yield is the key to attractive total returns in the long run. With that in mind, we seek to generate superior long-term returns by capturing as much current yield as prudently possible."



                  3 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------


What other changes did you make in the past six months?
We sold zero-coupon and pre-refunded bonds. Zero-coupon bonds exhibit greater price sensitivity to interest rate changes than coupon bonds of a given maturity and rarely provide adequate yield premium for this added risk. Low-yielding bonds were sold to realize price gains resulting from the credit improvement that comes with a pre-refunding--an event in which previously purchased municipal bonds become backed by U.S. Treasury securities. Additionally, we sold what are known as private-activity bonds because they can generate income subject to the alternative minimum tax.
   Finally, we invested in inverse floating rate municipal securities. These are highly rated securities that offer high yield with no true credit risk and volatility comparable to that of long-term zero-coupon bonds.

What change was made to the Fund's dividend payment policy?
Beginning in March 2003, Oppenheimer AMT-Free New York Municipals began to pay its monthly dividend on the last Tuesday of the month that falls in a week containing a Friday. Our understanding is that many Fund shareholders rely on dividends for income to help meet monthly bills. Moving the pay date closer to month end should help even out monthly flows for the Funds' shareholders.

What is your outlook for the Fund?
The portfolio now contains no AMT bonds. In addition, the Fund is now more broadly diversified by sector, issuer, type and size of bond. In short, the Fund is well positioned to generate high current income without adding unnecessarily to the tax burdens of New York residents, making Oppenheimer AMT-Free New York Municipals an even more important part of The Right Way to Invest.

Average Annual
Total Returns with
Sales Charge

For the Periods Ended 3/31/03 4

Class A
1-Year  5-Year 10-Year
------------------------------
0.42%   3.23%  4.65%

Class B
1-Year  5-Year 10-Year
------------------------------
-0.37%  3.09%  4.67%

Class C        Since
1-Year  5-Year Inception
------------------------------
3.61%   3.44%  4.66%

4. See Notes on page 6 for further details.

                  4 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Top Five Industries 6
---------------------------------------------------------------
Tobacco                                                 24.3%
---------------------------------------------------------------
Higher Education                                        21.3
---------------------------------------------------------------
Not-for-Profit Organization                              9.6
---------------------------------------------------------------
Highways/Railways                                        9.4
---------------------------------------------------------------
Electric Utilities                                       7.9


Credit Allocation 5

[PIE CHART]
o AAA             19.7%
o AA              33.7
o A               20.3
o BBB             11.0
o BB               5.3
o Not Rated       10.0

5. Portfolio's holdings and strategies are subject to change. Percentages are as of 3/31/03, and are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation includes securities rated by national organizations as well as unrated securities (currently 10.0% of total investments) which have ratings assigned by the Fund's investment advisor for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
6. Portfolio's holdings and allocations are subject to change. Percentages are as of 3/31/03, and are based on total market value of investments.

                  5 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares were first publicly offered on 8/16/84. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%, except where noted. The Fund's maximum sales charge for Class A shares was lower prior to 1/31/86, so an individual's account performance may have been higher for that period.

Class B shares of the Fund were first publicly offered on 3/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the since inception return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                  6 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                                                           Financial Statements
                                                                     Pages 8-26





                  7 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  March 31, 2003 / Unaudited
--------------------------------------------------------------------------------


 Principal                                                                                               Market Value
   Amount                                                                 Coupon         Maturity         See Note 1
----------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--103.4%
----------------------------------------------------------------------------------------------------------------------
New York--92.7%
$14,500,000   Albany IDA (Charitable Leadership)                           5.750%       07/01/2026        $14,739,975
----------------------------------------------------------------------------------------------------------------------
  1,000,000   Albany IDA (Charitable Leadership)                           6.000        07/01/2019          1,056,740
----------------------------------------------------------------------------------------------------------------------
  1,140,000   Albany IDA (Sage Colleges)                                   5.250        04/01/2019          1,145,540
----------------------------------------------------------------------------------------------------------------------
    500,000   Albany IDA (Sage Colleges)                                   5.300        04/01/2029            491,205
----------------------------------------------------------------------------------------------------------------------
     30,000   Albany Parking Authority                                     5.625        07/15/2025             30,805
----------------------------------------------------------------------------------------------------------------------
     30,000   Allegany County IDA (Houghton College)                       5.250        01/15/2024             29,829
----------------------------------------------------------------------------------------------------------------------
    170,000   Bayshore HDC                                                 7.500        02/01/2023            170,976
----------------------------------------------------------------------------------------------------------------------
  5,895,000   Brookhaven IDA (Alternatives for Children)                   7.550        02/01/2033          5,939,566
----------------------------------------------------------------------------------------------------------------------
  9,235,000   Brookhaven IDA (Dowling College)                             6.750        11/01/2032          9,181,622
----------------------------------------------------------------------------------------------------------------------
    750,000   Buffalo Municipal Water Finance Authority, Series B          5.000        07/01/2027            761,880
----------------------------------------------------------------------------------------------------------------------
  1,620,000   East Rochester Hsg. Authority
              (North Park Nursing Home)                                    5.200        10/20/2024          1,668,519
----------------------------------------------------------------------------------------------------------------------
     30,000   East Rochester Hsg. Authority (St. John's Meadows)           5.750        08/01/2037             31,881
----------------------------------------------------------------------------------------------------------------------
    945,000   Erie County IDA (DePaul Properties)                          5.750        09/01/2028            771,876
----------------------------------------------------------------------------------------------------------------------
    200,000   Erie County IDA (DePaul Properties)                          6.500        09/01/2018            188,848
----------------------------------------------------------------------------------------------------------------------
  5,600,000   Erie County IDA (Medaille College) 1                         7.625        04/01/2035          5,570,096
----------------------------------------------------------------------------------------------------------------------
  2,570,000   Erie County IDA (The Episcopal Church Home)                  6.000        02/01/2028          2,486,089
----------------------------------------------------------------------------------------------------------------------
  3,760,000   Erie County Tobacco Asset Securitization Corp.               6.250        07/15/2040          3,692,922
----------------------------------------------------------------------------------------------------------------------
  5,500,000   Erie County Tobacco Asset Securitization Corp.               6.500        07/15/2032          5,574,800
----------------------------------------------------------------------------------------------------------------------
  3,750,000   Geneva IDA (Hobart & William Smith)                          5.375        02/01/2033          3,906,750
----------------------------------------------------------------------------------------------------------------------
  7,455,000   L.I. Power Authority 2                                       0.000        06/01/2021          3,146,532
----------------------------------------------------------------------------------------------------------------------
  4,395,000   L.I. Power Authority, Series A                               5.125        09/01/2029          4,403,746
----------------------------------------------------------------------------------------------------------------------
     25,000   L.I. Power Authority, Series A                               5.300        12/01/2019             26,558
----------------------------------------------------------------------------------------------------------------------
 10,000,000   L.I. Power Authority, Series A                               5.500        12/01/2029         10,157,600
----------------------------------------------------------------------------------------------------------------------
     30,000   L.I. Power Authority, Series A                               5.500        12/01/2029             30,481
----------------------------------------------------------------------------------------------------------------------
  1,800,000   Monroe County IDA (Depaul Community Facilities)              5.875        02/01/2028          1,607,382
----------------------------------------------------------------------------------------------------------------------
     40,000   Monroe County IDA (Rochester Institute
              of Technology)                                               5.250        04/01/2019             38,759
----------------------------------------------------------------------------------------------------------------------
  4,000,000   Monroe Newpower Corp.                                        5.500        01/01/2034          4,060,200
----------------------------------------------------------------------------------------------------------------------
  1,000,000   Monroe Newpower Corp.                                        5.625        01/01/2026          1,022,350
----------------------------------------------------------------------------------------------------------------------
 18,000,000   MTA Service Contract, Series A                               5.125        01/01/2029         18,370,800
----------------------------------------------------------------------------------------------------------------------
  9,925,000   MTA, Series A                                                5.125        11/15/2031         10,059,881
----------------------------------------------------------------------------------------------------------------------
  7,000,000   Nassau County Tobacco Settlement Corp.                       6.500        07/15/2027          7,086,100
----------------------------------------------------------------------------------------------------------------------
    210,000   New Rochelle Municipal Hsg. Authority                        5.550        12/01/2014            204,586
----------------------------------------------------------------------------------------------------------------------
     40,000   Newport Highlands HDC                                        6.100        08/01/2024             41,767
----------------------------------------------------------------------------------------------------------------------
  2,500,000   Niagara County IDA (American Ref-Fuel Company)               5.550        11/15/2024          2,615,525
----------------------------------------------------------------------------------------------------------------------
    485,000   Niagara County Tobacco Asset Securitization Corp.            6.250        05/15/2034            478,734
----------------------------------------------------------------------------------------------------------------------
    130,000   Niagara County Tobacco Asset Securitization Corp.            6.250        05/15/2040            127,507
----------------------------------------------------------------------------------------------------------------------
  7,645,000   Niagara Falls City School District                           5.375        06/15/2028          8,063,793
----------------------------------------------------------------------------------------------------------------------
  2,500,000   NY Counties Tobacco Trust I (TASC)                           6.500        06/01/2035          2,533,650
----------------------------------------------------------------------------------------------------------------------
 13,290,000   NY Counties Tobacco Trust II (TASC)                          5.625        06/01/2035         11,833,948
----------------------------------------------------------------------------------------------------------------------
    250,000   NY Counties Tobacco Trust II (TASC)                          5.750        06/01/2014            251,480
----------------------------------------------------------------------------------------------------------------------
  3,575,000   NYC GO                                                       5.250        03/15/2032          3,640,101
----------------------------------------------------------------------------------------------------------------------
  2,500,000   NYC GO                                                       5.375        12/01/2026          2,569,525


                  8 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS


 Principal                                                                                 Market Value
   Amount                                                    Coupon       Maturity          See Note 1
--------------------------------------------------------------------------------------------------------
 New York Continued
$1,000,000  NYC GO                                             5.875%      08/01/2019        $ 1,078,860
--------------------------------------------------------------------------------------------------------
     5,000  NYC GO                                             6.000       08/01/2011              5,136
--------------------------------------------------------------------------------------------------------
 7,935,000  NYC GO                                             6.125       08/01/2025          8,487,514
--------------------------------------------------------------------------------------------------------
     5,000  NYC GO                                             7.500       02/01/2019              5,059
--------------------------------------------------------------------------------------------------------
 1,750,000  NYC GO                                             8.250       06/01/2007          2,104,480
--------------------------------------------------------------------------------------------------------
 5,000,000  NYC GO RIBS 3                                     10.845       08/01/2013          5,277,050
--------------------------------------------------------------------------------------------------------
 1,653,567  NYC HDC (Keith Plaza)                              6.500       02/15/2018          1,739,205
--------------------------------------------------------------------------------------------------------
 2,511,993  NYC HDC (Seaview Towers)                           6.500       01/15/2018          2,642,089
--------------------------------------------------------------------------------------------------------
   100,000  NYC Health & Hospital Corp.                        5.375       02/15/2026            100,308
--------------------------------------------------------------------------------------------------------
 1,920,000  NYC Health & Hospital Corp.                        5.450       02/15/2026          1,936,397
--------------------------------------------------------------------------------------------------------
 1,500,000  NYC IDA (American Council of Learned Societies)    5.250       07/01/2027          1,533,510
--------------------------------------------------------------------------------------------------------
 3,965,000  NYC IDA (Community Resource
            Developmentally Disabled)                          7.500       08/01/2026          4,028,242
--------------------------------------------------------------------------------------------------------
   520,000  NYC IDA (Crowne Plaza-LaGuardia)                   6.000       11/01/2028            323,710
--------------------------------------------------------------------------------------------------------
 1,000,000  NYC IDA (Eger Harbor House)                        5.875       05/20/2044          1,097,090
--------------------------------------------------------------------------------------------------------
 12,000,000 NYC IDA (Legal Aid Society)                        8.600       11/01/2033         11,924,880
--------------------------------------------------------------------------------------------------------
 3,700,000  NYC IDA (Lycee Francais De New York)               5.375       06/01/2023          3,789,392
--------------------------------------------------------------------------------------------------------
 4,000,000  NYC IDA (Lycee Francais De New York)               6.800       06/01/2028          4,081,840
--------------------------------------------------------------------------------------------------------
 2,100,000  NYC IDA (Polytechnic University)                   6.000       11/01/2020          1,966,797
--------------------------------------------------------------------------------------------------------
 4,000,000  NYC IDA (Polytechnic University)                   6.125       11/01/2030          3,691,040
--------------------------------------------------------------------------------------------------------
 1,500,000  NYC IDA (Staten Island University Hospital)        6.450       07/01/2032          1,563,075
--------------------------------------------------------------------------------------------------------
 6,020,000  NYC IDA (The Child School) 1                       7.550       06/01/2033          6,084,595
--------------------------------------------------------------------------------------------------------
 16,250,000 NYC IDA (Touro College)                            6.350       06/01/2029         14,431,300
--------------------------------------------------------------------------------------------------------
 5,600,000  NYC IDA (Urban Resource Institute) 1               7.375       11/01/2033          5,619,040
--------------------------------------------------------------------------------------------------------
 5,600,000  NYC IDA (Vocational Instruction)                   7.750       02/01/2033          5,658,576
--------------------------------------------------------------------------------------------------------
   500,000  NYC IDA (YMCA of Greater NY)                       5.250       08/01/2021            508,145
--------------------------------------------------------------------------------------------------------
 3,000,000  NYC Municipal Water Finance Authority              5.000       06/15/2022          3,071,760
--------------------------------------------------------------------------------------------------------
 3,000,000  NYC Municipal Water Finance Authority              5.000       06/15/2032          3,026,910
--------------------------------------------------------------------------------------------------------
    75,000  NYC Municipal Water Finance Authority              5.125       06/15/2030             76,261
--------------------------------------------------------------------------------------------------------
 3,545,000  NYC Municipal Water Finance Authority              5.125       06/15/2031          3,620,934
--------------------------------------------------------------------------------------------------------
 6,000,000  NYC Municipal Water Finance Authority              5.125       06/15/2033          6,141,060
--------------------------------------------------------------------------------------------------------
 8,000,000  NYC Municipal Water Finance Authority              5.500       06/15/2033          8,549,440
--------------------------------------------------------------------------------------------------------
    50,000  NYS DA (City University)                           5.000       07/01/2020             50,069
--------------------------------------------------------------------------------------------------------
 5,000,000  NYS DA (City University)                           5.250       07/01/2030          5,168,500
--------------------------------------------------------------------------------------------------------
 19,500,000 NYS DA (City University)                           5.375       07/01/2024         20,651,085
--------------------------------------------------------------------------------------------------------
   250,000  NYS DA (Court Facilities)                          5.250       05/15/2021            254,760
--------------------------------------------------------------------------------------------------------
    50,000  NYS DA (Dept. of Health)                           5.500       07/01/2025             51,474
--------------------------------------------------------------------------------------------------------
 5,750,000  NYS DA (Ithaca College)                            5.250       07/01/2026          5,982,875
--------------------------------------------------------------------------------------------------------
 2,160,000  NYS DA (Judicial Facilities Lease)                 7.375       07/01/2016          2,728,771
--------------------------------------------------------------------------------------------------------
   235,000  NYS DA (Judicial Facilities Lease)                 7.375       07/01/2016            296,880
--------------------------------------------------------------------------------------------------------
 1,500,000  NYS DA (Lenox Hill Hospital Obligated Group)       5.500       07/01/2030          1,542,570
--------------------------------------------------------------------------------------------------------
 1,500,000  NYS DA (Long Island University)                    5.000       09/01/2023          1,523,025
--------------------------------------------------------------------------------------------------------
    25,000  NYS DA (Mental Health)                             5.375       02/15/2026             26,075
--------------------------------------------------------------------------------------------------------
 1,250,000  NYS DA (Mount Saint Mary College)                  5.000       07/01/2027          1,258,375


                  9 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

 Principal                                                                                                Market Value
   Amount                                                                   Coupon         Maturity         See Note 1
-----------------------------------------------------------------------------------------------------------------------
New York Continued
$10,000,000    NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group)                                              6.500%      07/01/2025      $  10,576,900
-----------------------------------------------------------------------------------------------------------------------
  6,000,000    NYS DA (Rochester Institute of Technology)                    5.250       07/01/2032          6,247,080
-----------------------------------------------------------------------------------------------------------------------
  5,000,000    NYS DA (School District Financing)                            5.750       10/01/2030          5,517,450
-----------------------------------------------------------------------------------------------------------------------
  4,000,000    NYS DA (SS Joachim & Anne Residence)                          5.250       07/01/2027          4,025,880
-----------------------------------------------------------------------------------------------------------------------
     35,000    NYS DA (St. Joseph's Hospital Health Center)                  5.250       07/01/2018             36,871
-----------------------------------------------------------------------------------------------------------------------
     90,000    NYS DA (St. Vincent's Hospital & Medical Center)              7.375       08/01/2011             91,328
-----------------------------------------------------------------------------------------------------------------------
 23,090,000    NYS DA (State University Educational Facilities)              5.250       05/15/2015         25,994,029
-----------------------------------------------------------------------------------------------------------------------
  2,510,000    NYS DA (State University Educational Facilities)              5.250       05/15/2021          2,752,918
-----------------------------------------------------------------------------------------------------------------------
  5,000,000    NYS DA (Upstate Community College)                            5.000       07/01/2028          5,070,500
-----------------------------------------------------------------------------------------------------------------------
  3,000,000    NYS EFC (NYC Municipal Water)                                 5.000       06/15/2027          3,047,370
-----------------------------------------------------------------------------------------------------------------------
     85,000    NYS EFC (NYS Water Services)                                  6.600       09/15/2012             87,054
-----------------------------------------------------------------------------------------------------------------------
     20,000    NYS EFC (NYS Water Services)                                  7.200       03/15/2011             20,094
-----------------------------------------------------------------------------------------------------------------------
  1,500,000    NYS ERDA (NIMO)                                               6.625       10/01/2013          1,561,650
-----------------------------------------------------------------------------------------------------------------------
  6,085,000    NYS HFA RITES 3,4                                            10.612       11/01/2015          7,376,724
-----------------------------------------------------------------------------------------------------------------------
     25,000    NYS LGAC, Series C                                            5.000       04/01/2021             25,225
-----------------------------------------------------------------------------------------------------------------------
    500,000    NYS LGAC, Series E                                            5.000       04/01/2021            525,245
-----------------------------------------------------------------------------------------------------------------------
     45,000    NYS Medcare (Hospital & Nursing Home)                         5.400       08/15/2033             45,625
-----------------------------------------------------------------------------------------------------------------------
  2,800,000    NYS Medcare (Long Term Health Care)                           6.400       11/01/2014          2,866,836
-----------------------------------------------------------------------------------------------------------------------
     55,000    NYS Medcare (Mental Health)                                   5.500       08/15/2021             56,375
-----------------------------------------------------------------------------------------------------------------------
     80,000    NYS Medcare (St. Luke's Hospital)                             5.625       08/15/2018             82,725
-----------------------------------------------------------------------------------------------------------------------
  1,000,000    NYS UDC (Correctional Facilities)                             5.250       01/01/2021          1,045,950
-----------------------------------------------------------------------------------------------------------------------
  3,000,000    NYS UDC (Personal Income Tax)                                 5.125       03/15/2027          3,073,530
-----------------------------------------------------------------------------------------------------------------------
  1,750,000    NYS UDC RITES 3,4                                            15.165       03/15/2025          1,840,265
-----------------------------------------------------------------------------------------------------------------------
    100,000    Oneida County IDA (Mohawk Valley
               Handicapped Services)                                         5.300       03/15/2019            102,468
-----------------------------------------------------------------------------------------------------------------------
  1,000,000    Orange County IDA (Glen Arden)                                5.625       01/01/2018            889,990
-----------------------------------------------------------------------------------------------------------------------
    275,000    Orange County IDA (Glen Arden)                                5.700       01/01/2028            228,998
-----------------------------------------------------------------------------------------------------------------------
  1,500,000    Otsego County IDA (Hartwick College)                          5.900       07/01/2022          1,556,115
-----------------------------------------------------------------------------------------------------------------------
  8,560,000    Port Authority NY/NJ (Delta AirLines)                         6.950       06/01/2008          8,646,370
-----------------------------------------------------------------------------------------------------------------------
  1,390,000    Rensselaer County Tobacco Asset Securitization Corp.          5.625       06/01/2035          1,237,712
-----------------------------------------------------------------------------------------------------------------------
  2,000,000    Rensselaer County Tobacco Asset Securitization Corp.          5.750       06/01/2043          1,803,620
-----------------------------------------------------------------------------------------------------------------------
  3,150,000    Rockland County Tobacco Asset Securitization Corp.            5.750       08/15/2043          2,840,418
-----------------------------------------------------------------------------------------------------------------------
 10,000,000    SONYMA, Series 29 RITES 3                                     8.990       10/01/2024         10,258,300
-----------------------------------------------------------------------------------------------------------------------
    250,000    SONYMA, Series 83                                             5.550       10/01/2027            261,372
-----------------------------------------------------------------------------------------------------------------------
    150,000    Suffolk County IDA (Dowling College)                          6.625       06/01/2024            148,300
-----------------------------------------------------------------------------------------------------------------------
  1,500,000    Suffolk County IDA (Jefferson's Ferry)                        7.200       11/01/2019          1,567,125
-----------------------------------------------------------------------------------------------------------------------
  1,000,000    Tompkins County IDA (Kendall at Ithaca)                       7.875       06/01/2024          1,029,660
-----------------------------------------------------------------------------------------------------------------------
     15,000    Triborough Bridge & Tunnel Authority                          5.250       01/01/2028             16,524
-----------------------------------------------------------------------------------------------------------------------
  3,585,000    Triborough Bridge & Tunnel Authority RITES 3,4               15.015       11/15/2032          3,753,567
-----------------------------------------------------------------------------------------------------------------------
  2,560,000    Triborough Bridge & Tunnel Authority RITES 3,4               15.027       11/15/2027          2,688,205
-----------------------------------------------------------------------------------------------------------------------
 10,000,000    Triborough Bridge & Tunnel Authority RITES 3,4               15.027       11/15/2032         10,470,200
-----------------------------------------------------------------------------------------------------------------------
  4,550,000    Triborough Bridge & Tunnel Authority RITES 3,4               15.515       11/15/2029          4,979,429
-----------------------------------------------------------------------------------------------------------------------
  2,500,000    Triborough Bridge & Tunnel Authority RITES 3,4               16.166       11/15/2023          3,036,050
-----------------------------------------------------------------------------------------------------------------------
    260,000    TSASC, Inc. (TFABs)                                           5.500       07/15/2013            255,473
-----------------------------------------------------------------------------------------------------------------------



                 10 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS


 Principal                                                                                   Market Value
    Amount                                                    Coupon         Maturity          See Note 1
----------------------------------------------------------------------------------------------------------
New York Continued
$   285,000  TSASC, Inc. (TFABs)                               5.500%      07/15/2024        $    265,221
----------------------------------------------------------------------------------------------------------
 85,740,000  TSASC, Inc. (TFABs)                               5.750       07/15/2032          78,031,117
----------------------------------------------------------------------------------------------------------
    100,000  TSASC, Inc. (TFABs)                               6.000       07/15/2019              99,017
----------------------------------------------------------------------------------------------------------
    865,000  TSASC, Inc. (TFABs)                               6.250       07/15/2027             859,023
----------------------------------------------------------------------------------------------------------
 14,760,000  TSASC, Inc. (TFABs)                               6.250       07/15/2034          14,568,563
----------------------------------------------------------------------------------------------------------
    200,000  TSASC, Inc. (TFABs)                               6.375       07/15/2039             199,694
----------------------------------------------------------------------------------------------------------
    725,000  Ulster County IDA (Benedictine Hospital)          6.400       06/01/2014             673,576
----------------------------------------------------------------------------------------------------------
  1,950,000  Ulster County IDA (Benedictine Hospital)          6.450       06/01/2024           1,698,957
----------------------------------------------------------------------------------------------------------
    155,000  United Nations Devel. Corp., Series B             5.600       07/01/2026             155,079
----------------------------------------------------------------------------------------------------------
  3,000,000  Utica IDA (Utica College Civic Facility)          5.750       08/01/2028           2,822,880
----------------------------------------------------------------------------------------------------------
  1,250,000  Utica IDA (Utica College Civic Facility)          6.750       12/01/2021           1,260,712
----------------------------------------------------------------------------------------------------------
    145,000  Westchester County Healthcare Corp.               6.000       11/01/2030             154,474
----------------------------------------------------------------------------------------------------------
  2,000,000  Westchester County IDA
             (Rippowam-Cisqua School)                          5.750       06/01/2029           2,041,600
----------------------------------------------------------------------------------------------------------
     50,000  Yonkers IDA (Community Devel. Properties)         6.625       02/01/2026              53,405
                                                                                             -------------
                                                                                              544,129,916

----------------------------------------------------------------------------------------------------------
  U.S. Possessions--10.7%
    45,000  Guam Airport Authority, Series A                   6.500       10/01/2023              46,179
----------------------------------------------------------------------------------------------------------
  8,375,000  Guam GO, Series A                                 5.400       11/15/2018           8,274,416
----------------------------------------------------------------------------------------------------------
  1,085,000  Guam GO, Series A                                 6.000       09/01/2006           1,085,152
----------------------------------------------------------------------------------------------------------
  5,250,000  Guam Power Authority, Series A                    5.125       10/01/2029           5,412,068
----------------------------------------------------------------------------------------------------------
 10,000,000  Guam Power Authority, Series A                    5.250       10/01/2034          10,689,400
----------------------------------------------------------------------------------------------------------
 17,100,000  Puerto Rico Children's Trust Fund (TASC)          5.625       05/15/2043          15,568,182
----------------------------------------------------------------------------------------------------------
 14,000,000  Puerto Rico Electric Power Authority 2            0.000       07/01/2017           7,322,700
----------------------------------------------------------------------------------------------------------
  3,720,000  Puerto Rico Highway & Transportation Authority,
             Series D                                          5.250       07/01/2038           3,800,352
----------------------------------------------------------------------------------------------------------
    680,000  Puerto Rico Infrastructure                        7.750       07/01/2008             691,968
----------------------------------------------------------------------------------------------------------
     25,000  Puerto Rico Infrastructure                        7.900       07/01/2007              25,650
----------------------------------------------------------------------------------------------------------
  4,305,000  Puerto Rico ITEMECF (Polytechnic University
             of Puerto Rico)                                   5.000       08/01/2022           4,373,751
----------------------------------------------------------------------------------------------------------
  3,950,000  Puerto Rico Public Finance Corp., Series E        5.500       08/01/2029           4,133,873
----------------------------------------------------------------------------------------------------------
  1,485,000  V.I. Public Finance Authority                     5.500       10/01/2022           1,497,251
----------------------------------------------------------------------------------------------------------
    250,000  V.I. Water & Power Authority                      5.300       07/01/2018             250,710
                                                                                             -------------
                                                                                               63,171,652

----------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $589,533,401)                                103.4%        607,301,568
----------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                           (3.4)        (20,120,354)
                                                                              ----------------------------
 Net Assets                                                                     100.0%       $587,181,214
                                                                              ============================

                 11 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued


Footnotes to Statement of Investments

To simplify the listings of securities, abbreviations are used per the table below:

 DA               Dormitory Authority
 EFC              Environmental Facilities Corporation
 ERDA             Energy Research and Development Authority
 GO               General Obligation
 HDC              Housing Development Corporation
 HFA              Housing Finance Agency
 HJDOI            Hospital for Joint Diseases Orthopedic Institute
 IDA              Industrial Development Agency
 ITEMECF          Industrial, Tourist, Educational, Medical and Environmental
                  Community Facilities
 LGAC             Local Government Assistance Corporation
 L.I.             Long Island
 MSH/NYU          Mount Sinai Hospital/New York University
 MTA              Metropolitan Transportation Authority
 NIMO             Niagara Mohawk Power Corporation
 NY/NJ            New York/New Jersey
 NYC              New York City
 NYS              New York State
 RIBS             Residual Interest Bonds
 RITES            Residual Interest Tax Exempt Security
 SONYMA           State of New York Mortgage Agency
 TASC             Tobacco Settlement Asset-Backed Bonds
 TFABs            Tobacco Flexible Amortization Bonds
 UDC              Urban Development Corporation
 V.I.             United States Virgin Islands
 YMCA             Young Men's Christian Association

1. When-issued security to be delivered and settled after March 31, 2003.
2. Represents the current interest rate for a variable rate bond known as an "inverse floater". See Note 1 of Notes to Financial Statements.
3. Identifies issues considered to be illiquid--See Note 5 of Notes to Financial Statements.

Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:


Industry                                   Market Value               Percent
------------------------------------------------------------------------------
Tobacco                                    $147,307,181                 24.3%
Higher Education                            129,339,032                 21.3
Not-for-Profit Organization                  58,156,461                  9.6
Highways/Railways                            57,175,008                  9.4
Electric Utilities                           48,083,995                  7.9
General Obligation                           32,527,293                  5.4
Water Utilities                              28,315,709                  4.7
Hospital/Health Care                         21,503,566                  3.5
Education                                    15,430,282                  2.5
Multifamily Housing                          14,972,837                  2.5
Municipal Leases                             12,443,559                  2.1
Sales Tax Revenue                            11,813,007                  1.9
Single Family Housing                        10,519,672                  1.7
Airlines                                      8,646,370                  1.4
Adult Living Facilities                       7,809,244                  1.3
Resource Recovery                             2,615,525                  0.4
Hotels, Restaurants & Leisure                   323,710                  0.1
Special Assessment                              155,079                   --
Sewer Utilities                                  87,054                   --
Marine/Aviation Facilities                       46,179                   --
Parking Fee Revenue                              30,805                   --
                                           ----------------------------------
Total                                      $607,301,568                100.0%
                                           ==================================




                 12 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

--------------------------------------------------------------------------------
 Summary of Ratings  March 31, 2003 / Unaudited
 Distribution of investments by rating category, as a percentage of total investments at value, is as follows:

 Ratings                  Percent
----------------------------------
 AAA                         19.7%
 AA                          33.7
 A                           20.3
 BBB                         11.0
 BB                           5.3
 B                            0.0
 CCC                          0.0
 CC                           0.0
 C                            0.0
 Not Rated                   10.0
                           -------
 Total                      100.0%
                           =======

 Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

 See accompanying Notes to Financial Statements.


                 13 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

 STATEMENT OF ASSETS AND LIABILITIES  Unaudited


 March 31, 2003
---------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $589,533,401)--see accompanying statement          $607,301,568
---------------------------------------------------------------------------------------------
 Cash                                                                                649,689
---------------------------------------------------------------------------------------------
Receivables and other assets:
 Interest                                                                         10,880,955
 Shares of beneficial interest sold                                                  587,245
 Investments sold                                                                     15,300
 Other                                                                                 9,608
                                                                               --------------
 Total assets                                                                    619,444,365

---------------------------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Investments purchased (including $17,220,000 purchased on a when-issued basis)   26,666,036
 Notes payable to bank (interest rate 2.0625% at March 31, 2003)                   3,600,000
 Shares of beneficial interest redeemed                                              772,487
 Dividends                                                                           577,348
 Distribution and service plan fees                                                  343,202
 Trustees' compensation                                                              119,102
 Shareholder reports                                                                 113,925
 Transfer and shareholder servicing agent fees                                        29,981
 Other                                                                                41,070
                                                                               --------------
 Total liabilities                                                                32,263,151

---------------------------------------------------------------------------------------------
 Net Assets                                                                     $587,181,214
                                                                               ==============

---------------------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                                     $     47,833
---------------------------------------------------------------------------------------------
 Additional paid-in capital                                                      583,386,379
---------------------------------------------------------------------------------------------
 Undistributed net investment income                                                 389,201
---------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                        (14,410,367)
---------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                       17,768,168
                                                                               --------------
 Net Assets                                                                     $587,181,214
                                                                               ==============



                 14 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

--------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $538,720,908 and 43,886,524 shares of beneficial interest outstanding)   $12.28
 Maximum offering price per share (net asset value plus sales charge of
 4.75% of offering price)                                                 $12.89
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $36,612,573 and 2,981,633 shares of beneficial interest
 outstanding)                                                             $12.28
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $11,847,733 and 964,984 shares of beneficial interest
 outstanding)                                                             $12.28



 See accompanying Notes to Financial Statements.


                 15 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

 STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended March 31, 2003


-----------------------------------------------------------------------------------
 Investment Income
 Interest                                                             $ 18,347,802

-----------------------------------------------------------------------------------
 Expenses
 Management fees                                                         1,552,312
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   621,077
 Class B                                                                   189,412
 Class C                                                                    54,547
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                   146,552
 Class B                                                                    12,116
 Class C                                                                     4,538
-----------------------------------------------------------------------------------
 Shareholder reports                                                       166,557
-----------------------------------------------------------------------------------
 Interest expenses                                                          80,435
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                22,510
-----------------------------------------------------------------------------------
 Trustees' compensation                                                     17,761
-----------------------------------------------------------------------------------
 Other                                                                      36,911
                                                                       ------------
 Total expenses                                                          2,904,728
 Less reduction to custodian expenses                                       (7,950)
                                                                       ------------
 Net expenses                                                            2,896,778


-----------------------------------------------------------------------------------
 Net Investment Income                                                  15,451,024

-----------------------------------------------------------------------------------
 Realized and Unrealized Loss

 Net realized loss on investments                                       (4,986,839)
-----------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments                  (16,810,891)
                                                                       ------------
 Net realized and unrealized loss                                      (21,797,730)


-----------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations                  $(6,346,706)
                                                                       ============


 See accompanying Notes to Financial Statements.


                 16 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              Six Months             Year
                                                                                   Ended            Ended
                                                                          March 31, 2003        Sept. 30,
                                                                             (Unaudited)             2002
----------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                                     $  15,451,024    $  30,974,320
----------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                     (4,986,839)       4,521,259
----------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation                                       (16,810,891)      (1,793,435)
                                                                           -------------------------------
 Net increase (decrease) in net assets resulting from operations              (6,346,706)      33,702,144

----------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                     (14,834,064)     (27,928,216)
 Class B                                                                        (908,388)      (1,907,404)
 Class C                                                                        (261,697)        (416,916)

----------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                      23,011,775        2,465,308
 Class B                                                                      (2,776,470)      (5,695,177)
 Class C                                                                       1,672,243        2,266,607

----------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                                      (443,307)       2,486,346
----------------------------------------------------------------------------------------------------------
 Beginning of period                                                         587,624,521      585,138,175
                                                                           -------------------------------
 End of period [including undistributed net investment
 income of $389,201 and $942,326, respectively]                            $ 587,181,214    $ 587,624,521
                                                                           ===============================


 See accompanying Notes to Financial Statements.




                 17 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS

                                                  Six Months                                                            Year
                                                       Ended                                                           Ended
                                              March 31, 2003                                                       Sept. 30,
 Class A                                         (Unaudited)        2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                 $12.75      $12.67       $12.15       $12.24       $13.17       $12.79
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .36         .68          .67          .64          .64          .64
 Net realized and unrealized gain (loss)                (.46)        .06          .50         (.09)        (.94)         .40
                                                    ---------------------------------------------------------------------------
 Total from investment operations                       (.10)        .74         1.17          .55         (.30)        1.04
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.37)       (.66)        (.65)        (.64)        (.63)        (.66)
 Distributions from net realized gain                     --          --           --           -- 1         --           --
                                                    ---------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.37)       (.66)        (.65)        (.64)        (.63)        (.66)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $12.28      $12.75       $12.67       $12.15       $12.24       $13.17
                                                    ===========================================================================

-------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                    (0.97)%      6.11%        9.77%        4.78%       (2.36)%       8.36%


-------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)           $538,721    $536,126     $530,464     $509,288     $575,254     $609,183
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $531,800    $525,519     $526,333     $529,839     $603,604     $621,555
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                  5.40%       5.44%        5.30%        5.45%        5.04%        4.96%
 Expenses                                               0.94%       0.89%        0.84%        0.89%        0.88%        0.87% 4
 Expenses, net of reduction to custodian
 expenses and/or interest expenses                      0.91%       0.89%        0.84%        0.89%        0.88%        0.87%
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  40%         73%          10%          26%          18%          25%


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                 18 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                                                 Six Months                                                         Year
                                                      Ended                                                        Ended
                                             March 31, 2003                                                    Sept. 30,
 Class B                                         (Unaudited)       2002        2001        2000        1999         1998
----------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                $12.75      $12.68      $12.16      $12.25      $13.18       $12.79
----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .30         .58         .56         .53         .54          .55
 Net realized and unrealized gain (loss)               (.45)        .06         .51        (.07)       (.94)         .41
                                                    ------------------------------------------------------------------------
 Total from investment operations                      (.15)        .64        1.07         .46        (.40)         .96
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.32)       (.57)       (.55)       (.55)       (.53)        (.57)
 Distributions from net realized gain                    --          --          --          -- 1        --           --
                                                    ------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.32)       (.57)       (.55)       (.55)       (.53)        (.57)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $12.28      $12.75      $12.68      $12.16      $12.25       $13.18
                                                    ========================================================================

----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                   (1.35)%      5.22%       8.94%       3.98%      (3.11)%       7.62%

----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)           $36,613     $40,896     $46,422     $49,671     $78,526     $107,021
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $37,963     $42,021     $48,115     $60,299     $98,597     $106,130
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                 4.62%       4.67%       4.53%       4.68%       4.25%        4.21%
 Expenses                                              1.71%       1.66%       1.61%       1.67%       1.65%        1.63% 4
 Expenses, net of reduction to custodian
 expenses and/or interest expenses                     1.68%       1.66%       1.61%       1.67%       1.65%        1.63%
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 40%         73%         10%         26%         18%          25%


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                 19 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued

                                                  Six Months                                                        Year
                                                       Ended                                                       Ended
                                              March 31, 2003                                                   Sept. 30,
 Class C                                         (Unaudited)         2002        2001       2000        1999        1998
----------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                 $12.75       $12.68      $12.15     $12.24      $13.17      $12.79
----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .30          .57         .56        .56         .56         .47
 Net realized and unrealized gain (loss)                (.45)         .07         .52       (.10)       (.96)        .48
                                                      ----------------------------------------------------------------------
 Total from investment operations                       (.15)         .64        1.08        .46        (.40)        .95
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.32)        (.57)       (.55)      (.55)       (.53)       (.57)
 Distributions from net realized gain                     --           --          --         -- 1        --          --
                                                      ----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.32)        (.57)       (.55)      (.55)       (.53)       (.57)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $12.28       $12.75      $12.68     $12.15      $12.24      $13.17
                                                      ======================================================================

----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                    (1.36)%       5.22%       9.03%      3.97%      (3.11)%      7.54%

----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)            $11,848      $10,603      $8,251     $5,954      $6,450      $6,168
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $10,945       $9,183      $6,979     $6,121      $6,622      $5,420
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                  4.60%        4.66%       4.51%      4.68%       4.26%       4.30%
 Expenses                                               1.73%        1.66%       1.61%      1.66%       1.65%       1.63% 4
 Expenses, net of reduction to custodian
 expenses and/or interest expenses                      1.70%        1.66%       1.61%      1.66%       1.65%       1.63%
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  40%          73%         10%        26%         18%         25%


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                 20 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited


--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer AMT-Free New York Municipals (the Fund), which operated under the name of Oppenheimer New York Municipal Fund through January 21, 2003, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Securities Purchased on a When-Issued (or Forward Commitment) Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of March 31, 2003, the Fund had entered into when-issued purchase commitments (or forward commitments) of $17,220,000.




                 21 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $49,679,790 as of March 31, 2003. Including the effect of leverage, inverse floaters represent 15.86% of the Fund's total assets as of March 31, 2003.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of March 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $9,683,852. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the period, the Fund used $0 of carryforward to offset capital gains realized.

 As of September 30, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                              Expiring
                              ----------------------
                              2009        $4,697,013

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2003, the Fund's projected benefit obligations were increased by $6,246 and payments of $10,416 were made to retired trustees, resulting in an accumulated liability of $113,057 as of March 31, 2003.



                 22 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended March 31, 2003 and the year ended September 30, 2002 was as follows:

                               Six Months Ended           Year Ended
                                 March 31, 2003   September 30, 2002
      ---------------------------------------------------------------
      Distributions paid from:
      Exempt-interest dividends     $16,004,149          $30,252,536
      Long-term capital gain                 --                   --
      Return of capital                      --                   --
                                    ---------------------------------
      Total                         $16,004,149          $30,252,536
                                    =================================

--------------------------------------------------------------------------------
 Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



                 23 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                      Six Months Ended March 31, 2003        Year Ended September 30, 2002
                                Shares         Amount               Shares          Amount
-------------------------------------------------------------------------------------------
 Class A
 Sold                        3,957,411   $ 49,191,583            3,479,772    $ 43,555,176
 Dividends and/or
 distributions reinvested      863,313     10,730,404            1,461,383      18,313,181
 Redeemed                   (2,979,601)   (36,910,212)          (4,747,937)    (59,403,049)
                            ---------------------------------------------------------------
 Net increase                1,841,123   $ 23,011,775              193,218    $  2,465,308
                            ===============================================================

-------------------------------------------------------------------------------------------
 Class B
 Sold                          414,569   $  5,158,007              730,570    $  9,150,679
 Dividends and/or
 distributions reinvested       54,226        674,208               99,794       1,251,055
 Redeemed                     (693,424)    (8,608,685)          (1,285,667)    (16,096,911)
                            ---------------------------------------------------------------
 Net decrease                 (224,629)  $ (2,776,470)            (455,303)   $ (5,695,177)
                            ===============================================================

-------------------------------------------------------------------------------------------
 Class C
 Sold                          233,701   $  2,906,271              278,896    $  3,497,987
 Dividends and/or
 distributions reinvested       15,123        187,924               21,696         271,877
 Redeemed                     (115,216)    (1,421,952)            (120,092)     (1,503,257)
                            ---------------------------------------------------------------
 Net increase                  133,608   $  1,672,243              180,500    $  2,266,607
                            ===============================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2003, were $257,833,573 and $240,034,056, respectively.
--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.


                 24 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                     Aggregate          Class A      Concessions      Concessions      Concessions
                     Front-End        Front-End       on Class A       on Class B       on Class C
                 Sales Charges    Sales Charges           Shares           Shares           Shares
 Six Months         on Class A      Retained by      Advanced by      Advanced by      Advanced by
 Ended                  Shares      Distributor    Distributor 1    Distributor 1    Distributor 1
--------------------------------------------------------------------------------------------------
 March 31, 2003       $265,447         $153,576          $18,626         $150,445          $25,204

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                     Class A            Class B            Class C
                                  Contingent         Contingent         Contingent
                                    Deferred           Deferred           Deferred
                               Sales Charges      Sales Charges      Sales Charges
                                 Retained by        Retained by        Retained by
 Six Months Ended                Distributor        Distributor        Distributor
-----------------------------------------------------------------------------------
 March 31, 2003                       $1,514            $69,745             $5,952

--------------------------------------------------------------------------------
 Class A Service Plan Fees. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended March 31, 2003, payments under the Class A Plan totaled $621,077, all of which were paid by the Distributor to recipients, and included $9,920 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended March 31, 2003, were as follows:

                                                                              Distributor's
                                                            Distributor's         Aggregate
                                                                Aggregate      Unreimbursed
                                                             Unreimbursed     Expenses as %
                        Total Payments     Amount Retained       Expenses     of Net Assets
                            Under Plan      by Distributor     Under Plan          of Class
---------------------------------------------------------------------------------------------
 Class B Plan                 $189,412            $149,623     $1,609,049             4.39%
 Class C Plan                   54,547              13,461        193,035             1.63


                 25 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 5. Illiquid Securities
 As of March 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of March 31, 2003 was $34,144,440, which represents 5.81% of the Fund's net assets.

--------------------------------------------------------------------------------
 6. Bank Borrowings
 The Fund may borrow up to 33 1/3% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $350 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $3,600,000 at March 31, 2003 at an interest rate of 2.0625%. For the six months ended March 31, 2003, the average monthly loan balance was $8,060,826 at an average interest rate of 1.97%. The Fund had gross borrowings and gross loan repayments of $158,800,000 and $155,200,000, respectively, during the six months ended March 31, 2003. The maximum amount of borrowings outstanding at any month-end was $14,300,000. The Fund paid $819 in commitment fees during the six months ended March 31, 2003.


                 26 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS



--------------------------------------------------------------------------------
 Trustees and Officers      Clayton K. Yeutter, Chairman and Trustee
                            Donald W. Spiro, Vice Chairman and Trustee
                            John V. Murphy, President and Trustee
                            Robert G. Galli, Trustee
                            Phillip A. Griffiths, Trustee
                            Benjamin Lipstein, Trustee
                            Joel W. Motley, Trustee
                            Elizabeth B. Moynihan, Trustee
                            Kenneth A. Randall, Trustee
                            Edward V. Regan, Trustee
                            Russell S. Reynolds, Jr., Trustee
                            Ronald H. Fielding, Vice President
                            Robert G. Zack, Secretary
                            Brian W. Wixted, Treasurer


--------------------------------------------------------------------------------
 Investment Advisor         OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
 Distributor                OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
 Transfer and Shareholder   OppenheimerFunds Services
 Servicing Agent

--------------------------------------------------------------------------------
 Independent Auditors       KPMG LLP

--------------------------------------------------------------------------------
 Legal Counsel              Mayer Brown Rowe & Maw

                            The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.


         (C)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.

                 27 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMERFUNDS FAMILY

-------------------------------------------------------------------------------------------------------------------
 Global Equity          Developing Markets Fund                              Global Fund
                        International Small Company Fund                     Quest Global Value Fund, Inc.
                        International Growth Fund                            Global Opportunities Fund 1
-------------------------------------------------------------------------------------------------------------------
 Equity                 Stock                                                Stock & Bond
                        Emerging Technologies Fund                           Quest Opportunity Value Fund
                        Emerging Growth Fund                                 Total Return Fund, Inc.
                        Enterprise Fund                                      Quest Balanced Value Fund
                        Discovery Fund                                       Capital Income Fund
                        Main Street Small Cap Fund(R)                        Multiple Strategies Fund
                        Small Cap Value Fund                                 Disciplined Allocation Fund
                        MidCap Fund                                          Convertible Securities Fund
                        Main Street Opportunity Fund(R)                      Specialty
                        Growth Fund                                          Real Asset Fund(R)
                        Capital Appreciation Fund                            Gold & Special Minerals Fund
                        Main Street Fund(R) 2                                Tremont Market Neutral Fund, LLC 3
                        Value Fund                                           Tremont Opportunity Fund, LLC 3
                        Quest Capital Value Fund, Inc.
                        Quest Value Fund, Inc.
                        Trinity Large Cap Growth Fund
                        Trinity Core Fund
                        Trinity Value Fund
-------------------------------------------------------------------------------------------------------------------
 Income                 Taxable                                              Rochester Division
                        International Bond Fund                              California Municipal Fund 5
                        High Yield Fund                                      New Jersey Municipal Fund 5
                        Champion Income Fund                                 AMT-Free New York Municipals 5,6
                        Strategic Income Fund                                Municipal Bond Fund
                        Bond Fund                                            Limited Term Municipal Fund
                        Total Return Bond Fund                               Rochester National Municipals
                        Senior Floating Rate Fund                            Rochester Fund Municipals
                        U.S. Government Trust                                Limited Term New York Municipal Fund
                        Limited-Term Government Fund                         Pennsylvania Municipal Fund 5
                        Capital Preservation Fund 4
-------------------------------------------------------------------------------------------------------------------
 Select Managers        Stock                                                Stock & Bond
                        Mercury Advisors Focus Growth Fund                   QM Active Balanced Fund 4
                        Gartmore Millennium Growth Fund II
                        Jennison Growth Fund
                        Salomon Brothers All Cap Fund
                        Mercury Advisors S&P 500(R) Index Fund 4
-------------------------------------------------------------------------------------------------------------------
 Money Market 7         Money Market Fund, Inc.                              Cash Reserves


1. The Fund's name changed from Oppenheimer Global Growth & Income Fund on
6/1/03.
2. The Fund's name changed from Oppenheimer Main Street Growth & Income
Fund(R) on 4/30/03.
3. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
4. Available only through qualified retirement plans.
5. Available to investors only in certain states.
6. The Fund's name changed from Oppenheimer New York Municipal Fund on 1/22/03.
7. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

                 28 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

1.800.CALL OPP PHONELINK

Call 1.800.CALL OPP (1.800.225.5677) for answers to many of your questions. Our automated speech recognition system provides you access to all the information and services you need.

With PhoneLink you can:

   o Obtain account balances, share price (NAV) and dividends paid

   o Verify your most recent transactions

   o Buy, redeem or exchange mutual fund shares

   o Create custom lists of your accounts, funds or market indices

   o Order duplicate statements or Form 1099 DIV

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     Average, Nasdaq Composite and S&P 500 Index)

   o Speak to a Customer Service Representative 1 by saying "Agent" when
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   o And more!



Quick list of PhoneLink commands

Say                                     To:

[Account # or Social Security # + PIN]  Get dollar and share balances, NAVs, transaction history or request
                                        transactions

[Fund name, share class]                Get current price/dividend information

Balance                                 Hear your balance/list of accounts

History                                 Hear your most recent transactions

Purchase or buy                         Buy shares

Exchange                                Exchange shares

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                                        Composite and S&P 500)

Custom list                             Create, play or edit custom list of
                                        your accounts, funds or market indices


1. You may speak to a Customer Service Representative during normal business hours.

                 29 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

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Internet
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--------------------------------------------------------------------------------
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Representatives also available Mon-Fri 8am-9pm ET
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--------------------------------------------------------------------------------
Written Correspondence and Transaction Requests
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
For Overnight Delivery
OppenheimerFunds Services
10200 East Girard Avenue, Building D
Denver, CO 80231
--------------------------------------------------------------------------------
Ticker Symbols
Class A: OPNYX  Class B: ONYBX  Class C: ONYCX


1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


                                                                [LOGO]
                                                          OPPENHEIMERFUNDS(R)
                                                          Distributors, Inc.

RS0360.001.0303  May 30, 2003